Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and contingencies
Schedule of future lease payments under operating leases	Future lease payments under operating leases as of December 31, 2020 were as follows:

Year ended December 31	US$
2021	1,650,102
2022	947,794
2023	62,003
Total	2,659,899